Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 48,288	$ 30,920	$ 91,286	$ 58,328
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	26,736	13,556	54,870	25,897
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	7,970	5,198	14,371	10,755
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	9,646	9,579	16,340	17,369
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 3,936	$ 2,587	$ 5,705	$ 4,307